RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party Balances And Transactions
Lease payments		$ 58
Depreciation and interest expense of lease	$ 63
Accounts payable	$ 0	$ 2